Certain Balance Sheet Components - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Balance Sheet Components [Line Items]
Total accrued expenses	$ 112,679	$ 76,936	$ 68,621
R&D Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	67,796	20,755	21,607
Employee Related Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	31,115	38,552	29,113
Professional Services Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	5,411	10,267	5,135
Other General and Administrative Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	$ 8,357	$ 7,362	$ 12,766